Summary of Significant Accounting Policies (Details) - Schedule of other income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Other Income Abstract
Reversal of contingent consideration on acquisition of non-controlling interest	$ 4,365		$ 4,365
Gain on redemption of Note receivable	1,943		1,943
Other income	$ 6,308		$ 6,308